UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Palisades Investment Partners, LLC
Address    1453 Third Street Promenade
           Suite 310
           Santa Monica, CA  91106

Form 13F File Number:    028-12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Quinn R. Stills
Title   Chairman
Phone   310-656-6300

Signature, Place, and Date of Signing:

/s/ Quinn R. Stills       Santa Monica, CA       03/13/2013
-------------------       ----------------       ----------
[Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      69
Form 13F Information Table Value Total:      65,636   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ALCOA INC                      COM              013817101      305     34500 SH       Sole                     0        0        0
AMER INTL GROUP                COM NEW          026874784     1754     53500 SH       Sole                     0        0        0
AMERICAN WTR WK                COM              030420103      419     11300 SH       Sole                     0        0        0
AMSURG INC                     COM              03232P405      369     13000 SH       Sole                     0        0        0
AT&T INC.                      COM              00206R102     1795     47600 SH       Sole                     0        0        0
BANK OF AMERICA CORP           COM              060505104      613     69400 SH       Sole                     0        0        0
BB&T CORP                      COM              054937107     1983     59800 SH       Sole                     0        0        0
BLOOMIN BRANDS, INC.           COM              094235108      373     22700 SH       Sole                     0        0        0
CA INC                         COM              12673P105      652     25300 SH       Sole                     0        0        0
CAPITAL ONE FIN                COM              14040H105     1585     27800 SH       Sole                     0        0        0
CAREFUSION CORP                COM              14170T101      676     23800 SH       Sole                     0        0        0
CELGENE CORP                   COM              151020104     1268     16600 SH       Sole                     0        0        0
CHEVRONTEXACO CORPORATION      COM              166764100     2774     23800 SH       Sole                     0        0        0
CIT GROUP INC                  COM NEW          125581801     1851     47000 SH       Sole                     0        0        0
CITIGROUP INC                  COM NEW          172967424      632     19300 SH       Sole                     0        0        0
CNO FINANCIAL GROUP, INC.      COM              12621E103     1410    146100 SH       Sole                     0        0        0
COMCAST "A" COM                CL A             20030N101     2541     71100 SH       Sole                     0        0        0
COMERICA INC                   COM              200340107     1180     38000 SH       Sole                     0        0        0
COVIDIEN                       COM              200340107      416      7000 SH       Sole                     0        0        0
CVS CORP                       COM              126650100     1482     30600 SH       Sole                     0        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106      229      7400 SH       Sole                     0        0        0
DENBURY RES INC                COM NEW          247916208      627     38800 SH       Sole                     0        0        0
DISCOVER FINANCIAL SVS         COM              254709108      675     17000 SH       Sole                     0        0        0
WALT DISNEY CO                 COM DISNEY       254687106     1678     32100 SH       Sole                     0        0        0
DOLE FOOD                      COM              256603101      215     15300 SH       Sole                     0        0        0
DOLLAR GENERAL                 COM              256677105      861     16700 SH       Sole                     0        0        0
EBAY INC                       COM              278642103      982     20300 SH       Sole                     0        0        0
EXXON MOBIL CORP               COM              30231G102     1386     15155 SH       Sole                     0        0        0
GENERAL ELECTRIC               COM              369604103     2467    108650 SH       Sole                     0        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      818      7200 SH       Sole                     0        0        0
HARLEY DAVIDSON                COM              412822108      318      7500 SH       Sole                     0        0        0
INGERSOLL-RAND COMPANY LT      COM              G47791101      327      7300 SH       Sole                     0        0        0
INTERNATIONAL BUSINESS MACHINE COM              459200101     1192      5747 SH       Sole                     0        0        0
JOHNSON & JOHNSON              COM              478160104     1399     20300 SH       Sole                     0        0        0
JP MORGAN CHASE & CO           COM              46625H100      464     11455 SH       Sole                     0        0        0
LEGGETT & PLATT                COM              524660107      276     11000 SH       Sole                     0        0        0
LENDER PROCESSING SV           COM              52602E102      329     11800 SH       Sole                     0        0        0
LORILLARD INC                  COM              544147101      594      5100 SH       Sole                     0        0        0
LYONDELLBASELL                 SHA - A -        N53745100      630     12200 SH       Sole                     0        0        0
MARATHON PETROLEUM             COM              56585A102      344      6300 SH       Sole                     0        0        0
MCKESSON CORPORATION           COM              58155Q103      680      7900 SH       Sole                     0        0        0
MERCK & COMPANY INC.           COM              58933Y105     1475     32700 SH       Sole                     0        0        0
MOTOROLA SOLUTIONS INC.        COM NEW          620076307      713     14100 SH       Sole                     0        0        0
MYRIAD GENETICS                COM              62855J104     1617     60000 SH       Sole                     0        0        0
NATIONAL BANK HOLDINGS CORPORA CL A             633707104      397     20400 SH       Sole                     0        0        0
NCR CORP                       COM              62886E108      776     33300 SH       Sole                     0        0        0
NEWS CORP                      CL A             65248E104      323     13200 SH       Sole                     0        0        0
NORTHWESTERN CORPORATION       COM NEW          668074305      196      5400 SH       Sole                     0        0        0
OCEANEERING INT                COM              675232102      315      5700 SH       Sole                     0        0        0
OMNICARE INC                   COM              681904108     1522     44811 SH       Sole                     0        0        0
OMNICOM GROUP                  COM              681919106      809     15700 SH       Sole                     0        0        0
PACKAGING CORP OF AMERICA      COM              695156109     1143     31500 SH       Sole                     0        0        0
REGAL ENTERTAINMENT GROUP      CLA              758766109      716     50900 SH       Sole                     0        0        0
RENAISS HLDG LT                CL A             758766109      254      3300 SH       Sole                     0        0        0
SIGNET JEWELERS LIMITED        SHS              G81276100      268      5500 SH       Sole                     0        0        0
SIRIUS XM RADIO INC.           COM              82967N108      957    369500 SH       Sole                     0        0        0
STERIS CORP                    COM              859152100      333      9400 SH       Sole                     0        0        0
SUNTRUST BANKS                 COM              867914103     1869     66100 SH       Sole                     0        0        0
SYNOPSYS INC                   COM              871607107      501     15200 SH       Sole                     0        0        0
TARGET CORP                    COM              87612E106     1466     23100 SH       Sole                     0        0        0
TEXTRON                        COM              883203101      610     23300 SH       Sole                     0        0        0
TYCO INTERNATIONAL LTD.        SHS              H89128104      383      6800 SH       Sole                     0        0        0
UNITED TECHNOLGIES             COM              913017109      971     12401 SH       Sole                     0        0        0
UNITEDHEALTH GROUP             COM              91324P102     1814     32740 SH       Sole                     0        0        0
USG CORP                       COM              903293405      676     30800 SH       Sole                     0        0        0
WELLS FARGO CO                 COM              949746101     2280     66040 SH       Sole                     0        0        0
WESTERN UN CO                  COM              959802109     1359     74600 SH       Sole                     0        0        0
YAHOO! INC                     COM              984332106      273     17100 SH       Sole                     0        0        0
ZIONS BANCORP                  COM              989701107     1050     50800 SH       Sole                     0        0        0